Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
66,766	Vanguard Russell 1000 Growth ETF	$3,619,385	2.7
49,988	Vanguard S&P 500 ETF	16,411,060	12.2

	Total Exchange-Traded Funds
	(Cost $23,191,835)	20,030,445	14.9

MUTUAL FUNDS: 84.5%
	Affiliated Investment Companies: 84.5%
797,735	Voya Large Cap Value Portfolio - Class R6	3,733,402	2.8
1,011,364	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,141,483	6.0
2,032,928	Voya Multi-Manager International Equity Fund - Class I	15,653,544	11.6
2,200,498	Voya Multi-Manager International Factors Fund - Class I	15,887,593	11.8
402,015	Voya Multi-Manager Mid Cap Value Fund - Class I	3,401,049	2.5
66,673	(1) Voya Small Cap Growth Fund - Class R6	2,075,326	1.5
283,265	(1) Voya Small Company Fund - Class R6	3,246,220	2.4
1,722,767	Voya U.S. Stock Index Portfolio - Class I	25,652,000	19.0
676,192	VY® Columbia Contrarian Core Portfolio - Class I	10,088,792	7.5
333,046	VY® Invesco Comstock Portfolio - Class I	6,174,680	4.6
437,953	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10,475,832	7.8
422,999	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,426,294	2.6
99,458	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,972,465	4.4

	Total Mutual Funds
	(Cost $154,996,914)	113,928,680	84.5

	Total Investments in Securities (Cost $178,188,749)	$133,959,125	99.4
	Assets in Excess of Other Liabilities	839,633	0.6
	Net Assets	$134,798,758	100.0

(1)	Non-income producing security.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,030,445	$–	$–	$20,030,445
Mutual Funds	113,928,680	–	–	113,928,680
Total Investments, at fair value	$133,959,125	$–	$–	$133,959,125
Other Financial Instruments+
Futures	835,623	–	–	835,623
Total Assets	$134,794,748	$–	$–	$134,794,748
Liabilities Table
Other Financial Instruments+
Futures	$(735,838)	$–	$–	$(735,838)
Total Liabilities	$(735,838)	$–	$–	$(735,838)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$-	$7,125,704	$(397,758)	$(2,994,544)	$3,733,402	$-	$(52,484)	$2,335,066
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,109,823	4,061,302	(2,805,299)	(3,224,343)	8,141,483	-	(729,194)	-
Voya Multi-Manager International Equity Fund - Class I	32,797,508	3,218,159	(12,019,036)	(8,343,087)	15,653,544	-	(476,992)	-
Voya Multi-Manager International Factors Fund - Class I	10,531,256	11,083,488	(925,232)	(4,801,919)	15,887,593	-	(27,422)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,557,094	367,726	(453,417)	(1,070,354)	3,401,049	-	159,049	-
Voya Small Cap Growth Fund - Class R6	-	2,362,710	(16,587)	(270,797)	2,075,326	-	(454)	-
Voya Small Company Fund - Class R6	-	3,937,850	(28,585)	(663,045)	3,246,220	-	(1,787)	-
Voya U.S. Stock Index Portfolio - Class I	30,874,516	8,644,545	(3,208,076)	(10,658,985)	25,652,000	15,965	78,984	2,787,178
VY® Columbia Contrarian Core Portfolio - Class I	13,545,373	2,916,623	(1,116,688)	(5,256,516)	10,088,792	63,425	374,824	1,788,767
VY® Invesco Comstock Portfolio - Class I	9,782,524	935,698	(2,336,283)	(2,207,259)	6,174,680	5,865	1,421,232	16,940
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,460,884	1,114,354	(4,333,630)	(241,608)	-	186	(766,642)	541,000
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,357,413	2,539,335	(1,869,696)	(3,551,220)	10,475,832	8,769	51,247	1,385,574
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	4,299,035	1,814,744	(531,089)	(2,156,396)	3,426,294	-	(41,175)	909,759
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,603,289	4,426,424	(5,245,376)	(5,811,872)	5,972,465	-	398,265	1,183,143
	$145,918,715	$54,548,662	$(35,286,752)	$(51,251,945)	$113,928,680	$94,210	$387,451	$10,947,427

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	31	12/16/22	$2,588,190	$(377,803)
U.S. Treasury Ultra Long Bond	36	12/20/22	4,932,000	(358,035)
			$7,520,190	$(735,838)
Short Contracts:
MSCI EAFE Index	(16)	12/16/22	(1,328,480)	146,131
S&P 500® E-Mini	(26)	12/16/22	(4,681,950)	686,935
U.S. Treasury 2-Year Note	(7)	12/30/22	(1,437,734)	2,557
			$(7,448,164)	$835,623

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $180,594,941.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$835,623
Gross Unrealized Depreciation	(47,371,654)
Net Unrealized Depreciation	$(46,536,031)